Insurance contracts in the financial services business - Additional Information (Detail)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Forward rate	3.50%	3.50%	3.50%
Confidence level		99.50%
Weighted average cost of capital, measurement input [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Confidence level, Risk exposure to non-financial risk		3.00%
Cost approach [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Confidence level, Risk exposure to non-financial risk		81.30%